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13F FIRST QUARTER 2013



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  		December 31, 2013
This Amendment (check only one):		[ ] is a restatement
						[X] adds new holdings entries

Name:		Rothschild Capital Partners, LLC
Address:	477 Madison Avenue, 6th Floor
		New York, NY  10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of  Reporting Manager

Name:	Laura L. Shanholtz
Title:	Chief Compliance Officer
Phone:	410-339-6990

Signature, Place, and Date of Signing:


Laura L. Shanholtz	Towson, MD		May 3, 2013

Report Type:

[X]	13F HOLDINGS REPORT
[ ]	13F Notice
[ ]	13F Combination Report

No other Managers Reporting for this Manager

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FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	 0
Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total	$195,124
					(thousands)

List of Other Included Managers:

NONE

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FORM 13F INFORMATION TABLE

								VALUE	SHARES/	SH/	PUT/	INVESTMENT	OTHER		VOTING
NAME OF ISSUER			TITLE		CUSIP		(1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	AUTHORITY
AMAZON COM INC			COM		023135106	 424	  1592	SH		SOLE				SOLE
ANADARKO PETROLEUM CORP		COM		032511907	5689	 65050	SH		SOLE				SOLE
ANNALY CAP MGMT INC		COM		035710409	6635	417576	SH		SOLE				SOLE
APPLE INC			COM		037833100	7530	 17011	SH		SOLE				SOLE
BOTTOMLINE TECH DEL INC		COM		101388106	4545	159418	SH		SOLE				SOLE
BROADCOM CORP			CL A		111320107	7159	206425	SH		SOLE				SOLE
CANADIAN NATL RY CO		COM		136375102	6938	 69176	SH		SOLE				SOLE
CEPHEID				COM		15670R107	6743	175733	SH		SOLE				SOLE
CHEVRON CORPORATION		COM		166764100	 216	  1821	SH		SOLE				SOLE
CIMAREX ENERGY CO		COM		171798101	2740	 36325	SH		SOLE				SOLE
CMS ENERGY CORP			COM		125896100	7363	263535	SH		SOLE				SOLE
CONTINENTAL RESOURCES INC	COM		212015101	9152	105275	SH		SOLE				SOLE
CORNERSTONE ONDEMAND INC	COM		21925Y103	6318	185290	SH		SOLE				SOLE
DEUTSCHE BK AG LDN BRH		PS GOLD DL ETN	25154h749	 234	  5000	SH		SOLE				SOLE
DEXCOM INC			COM		252131107	4033	241180	SH		SOLE				SOLE
DONALDSON INC			COM		257651109	8139	224892	SH		SOLE				SOLE
EBAY INC			COM		278642103	3627	 66890	SH		SOLE				SOLE
ECOLAB INC			COM		278865100	8007	 99859	SH		SOLE				SOLE
ENERGY XXI (BERMUDA) LTD	COM		G10082900	 408	 15000	SH		SOLE				SOLE
ENTERPRISE PRODS PARTNERS L	COM		293792107	8843	146671	SH		SOLE				SOLE
EXXON MOBIL CORP		COM		30231G102	 618	  6860	SH		SOLE				SOLE
FACEBOOK INC			CL A		30303M102	2913	113880	SH		SOLE				SOLE
GOOGLE INC			CL A		38259P508	9856	 12410	SH		SOLE				SOLE
HOLOGIC INC			COM		436440101	4858	214940	SH		SOLE				SOLE
HOME DEPOT INC			COM		437076102	 356	  5100	SH		SOLE				SOLE
INSULET CORP			COM		45784P101      11637	450000	SH		SOLE				SOLE
ISHARES INC			MSCI MALAYSIA	464286830	 150	 10000	SH		SOLE				SOLE
KINDER MORGAN EGY PTNR		UT LTD PTNR	494550106	6067	 67585	SH		SOLE				SOLE
KODIAK OIL & GAS CORP		COM		50015Q100	7472	821950	SH		SOLE				SOLE
MCMORAN EXPLORATION CO		COM 		582411904	   2	 10000	SH	CALL	SOLE				SOLE
MICROSOFT CORP			COM		594918104	4831	168901	SH		SOLE				SOLE
NATIONAL OILWELL VARCO INC	COM		637071101	3227	 45605	SH		SOLE				SOLE
NORFOLK SOUTHERN CORP		COM		655844108	 210	  2729	SH		SOLE				SOLE
ONEOK PARTNERS LP		UNIT LTD PARTN	68268N103	4132	 71990	SH		SOLE				SOLE
PLAINS ALL AMERN PIPELINE L	UNIT LTD PARTN	726503105	6848	121254	SH		SOLE				SOLE
PROCTER & GAMBLE CO		COM		742718109	 210	  2723	SH		SOLE				SOLE
QUEST DIAGNOSTICS		COM		74834L100	 213	  3764	SH		SOLE				SOLE
RED HAT INC			COM		756577102	 403	  7966	SH		SOLE				SOLE
ROCHESTER MED CORP		COM		771497104	 424	 29000	SH		SOLE				SOLE
SPDR GOLD TRUST			GOLD SHS	78463V107	8824	 57127	SH		SOLE				SOLE
ST JUDE MED INC			COM		790849103	 817	 22600	SH		SOLE				SOLE
STARWOOD PPTY TR INC		COM		85571B105	9159	329930	SH		SOLE				SOLE
THERMO FISHER SCIENTIFIC INC	COM		883556102	 229	  3000	SH		SOLE				SOLE
ULTIMATE SOFTWARE GROUP INC	COM		90385D107	6925	 66480	SH		SOLE				SOLE




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